Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
CAE Inc.(a)	411,685	$7,729,571

Automobile Components — 0.6%
Magna International Inc.	349,663	15,818,791

Banks — 22.7%
Bank of Montreal	937,852	83,639,099
Bank of Nova Scotia (The)	1,571,425	74,388,892
Canadian Imperial Bank of Commerce	1,205,472	59,771,670
National Bank of Canada	436,244	37,285,347
Royal Bank of Canada	1,811,337	197,991,846
Toronto-Dominion Bank (The)	2,272,777	127,066,736
		580,143,590
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A, NVS	66,933	6,680,777
Dollarama Inc.	358,219	33,904,583
		40,585,360
Capital Markets — 4.4%
Brookfield Asset Management Ltd.	453,990	17,820,511
Brookfield Corp., Class A	1,742,338	75,870,546
IGM Financial Inc.	106,532	2,845,908
Onex Corp.	84,174	5,967,124
TMX Group Ltd.	356,418	9,565,846
		112,069,935
Chemicals — 1.5%
Nutrien Ltd.	635,946	37,266,963

Commercial Services & Supplies — 1.4%
Element Fleet Management Corp.	498,978	8,866,978
GFL Environmental Inc.	281,385	8,858,894
RB Global Inc.	234,624	17,052,609
		34,778,481
Construction & Engineering — 1.4%
Stantec Inc.	146,054	11,787,623
WSP Global Inc.(b)	160,019	24,068,304
		35,855,927
Consumer Staples Distribution & Retail — 4.4%
Alimentation Couche-Tard Inc.	987,424	57,632,033
Empire Co. Ltd., NVS	180,111	4,267,056
George Weston Ltd.	78,179	11,107,217
Loblaw Companies Ltd.	199,221	23,138,548
Metro Inc./CN	292,356	15,579,307
		111,724,161
Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	191,809	9,886,336

Diversified Telecommunication Services — 0.7%
BCE Inc.	93,362	3,193,467
Quebecor Inc., Class B	199,084	4,199,468
TELUS Corp.	626,653	10,303,602
		17,696,537
Electric Utilities — 2.0%
Emera Inc.	366,483	12,761,498
Fortis Inc./Canada	633,995	25,356,079
Hydro One Ltd.(c)	423,454	12,197,662
		50,315,239
Food Products — 0.3%
Saputo Inc.	325,510	6,586,864
Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	376,868	$8,502,653

Ground Transportation — 7.8%
Canadian National Railway Co.	700,008	89,109,203
Canadian Pacific Kansas City Ltd.	1,197,665	95,333,414
TFI International Inc.	103,295	13,667,574
		198,110,191
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	385,724	26,449,807

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	172,345	5,433,555
Northland Power Inc.	328,123	5,609,352
		11,042,907
Insurance — 8.1%
Fairfax Financial Holdings Ltd.	27,053	30,454,300
Great-West Lifeco Inc.	360,161	10,802,584
iA Financial Corp. Inc.	126,356	8,226,884
Intact Financial Corp.	228,810	38,283,013
Manulife Financial Corp.	2,315,009	60,127,898
Power Corp. of Canada	728,883	21,161,378
Sun Life Financial Inc.	750,572	37,618,088
		206,674,145
IT Services — 4.6%
CGI Inc.(a)	265,363	26,204,341
Shopify Inc., Class A(a)	1,552,894	91,900,972
		118,105,313
Leisure Products — 0.1%
BRP Inc.	46,810	2,924,788

Metals & Mining — 9.1%
Agnico Eagle Mines Ltd.	641,532	43,750,981
Barrick Gold Corp.	2,257,424	38,508,462
First Quantum Minerals Ltd.	913,007	11,729,522
Franco-Nevada Corp.	247,309	30,427,562
Ivanhoe Mines Ltd., Class A(a)(b)	818,668	11,820,967
Kinross Gold Corp.	1,579,414	12,828,140
Lundin Mining Corp.	846,632	9,733,830
Pan American Silver Corp.	467,970	10,303,958
Teck Resources Ltd., Class B	591,405	30,760,263
Wheaton Precious Metals Corp.	581,387	31,843,090
		231,706,775
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A, NVS	170,140	3,879,784

Oil, Gas & Consumable Fuels — 19.3%
ARC Resources Ltd.	768,202	14,536,065
Cameco Corp.	557,110	30,913,995
Canadian Natural Resources Ltd.	1,378,334	105,881,778
Cenovus Energy Inc.	1,796,125	37,439,313
Enbridge Inc.	2,732,050	99,884,847
Imperial Oil Ltd.	240,932	17,023,186
Keyera Corp.	293,598	7,774,278
MEG Energy Corp.(a)	354,880	7,704,537
Parkland Corp.	181,023	5,223,695
Pembina Pipeline Corp.	745,211	27,682,624
Suncor Energy Inc.	1,654,625	67,498,551
TC Energy Corp.	1,334,104	51,447,600
Tourmaline Oil Corp.	428,572	21,259,586
		494,270,055
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	71,988	5,758,723

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.1%
Air Canada(a)(b)	223,143	$2,979,715

Professional Services — 1.4%
Thomson Reuters Corp.	203,772	35,065,619

Real Estate Management & Development — 0.3%
FirstService Corp.	51,697	7,589,838

Residential REITs — 0.1%
Canadian Apartment Properties REIT	104,463	3,418,357

Retail REITs — 0.1%
RioCan REIT	186,701	2,368,436

Software — 3.6%
Constellation Software Inc./Canada	25,907	72,060,788
Descartes Systems Group Inc. (The)(a)	109,561	10,117,280
Open Text Corp.	347,666	10,172,728
		92,350,796
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	197,827	7,567,922

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	105,416	9,207,029

Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Class B, NVS	459,170	18,552,766

Total Common Stocks — 99.7%
(Cost: $2,761,701,591)		2,546,983,374

Warrants

Software — 0.0%
Constellation Software Inc., ((Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)(a)(d)	34,014	0

Total Warrants — 0.0%
(Cost: $—)		0
Total Long-Term Investments — 99.7%
(Cost: $2,761,701,591)		2,546,983,374

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	14,027,292	$14,031,500
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	620,000	620,000

Total Short-Term Securities — 0.6%
(Cost: $14,652,801)		14,651,500

Total Investments — 100.3%
(Cost: $2,776,354,392)		2,561,634,874

Liabilities in Excess of Other Assets — (0.3)%		(6,612,575)

Net Assets — 100.0%		$2,555,022,299

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,223	$13,999,484	(a)	$—		$(888)	$(1,319)	$14,031,500	14,027,292	$20,856	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—		(710,000	)(a)	—	—	620,000	620,000	67,568		—
						$(888)	$(1,319)	$14,651,500		$88,424		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P/TSE 60 Index	38	06/20/24	$7,441	$90,708

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,546,983,374	$—	$—	$2,546,983,374
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	14,651,500	—	—	14,651,500
	$2,561,634,874	$—	$—	$2,561,634,874
Derivative Financial Instruments(a)
Assets
Equity Contracts	$90,708	$—	$—	$90,708

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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